COLUMBIA MANAGEMENT GROUP
         Supplement to Prospectuses and Statements of Additional Information

1. On October 13, 2003, the following Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Strategic Income Fund                                         Columbia Strategic Income Fund
       Liberty Newport Japan Opportunities Fund                              Columbia Newport Japan Opportunities Fund
       Liberty Newport Greater China Fund                                    Columbia Newport Greater China Fund
       Liberty Money Market Fund                                             Columbia Money Market Fund
       Liberty Newport Global Equity Fund                                    Columbia Global Equity Fund
       Liberty Federal Securities Fund                                       Columbia Federal Securities Fund
       Liberty Contrarian Income Fund                                        Columbia Contrarian Income Fund
       Liberty Intermediate Government Income Fund                           Columbia Intermediate Government Income Fund
       Liberty Quality Plus Bond Fund                                        Columbia Quality Plus Bond Fund
       Liberty Corporate Bond Fund                                           Columbia Corporate Bond Fund
       Liberty Tax-Exempt Fund                                               Columbia Tax-Exempt Fund
       Liberty Tax-Exempt Insured Fund                                       Columbia Tax-Exempt Insured Fund
       Liberty Municipal Money Market Fund                                   Columbia Municipal Money Market Fund
       Liberty California Tax-Exempt Fund                                    Columbia California Tax-Exempt Fund
       Liberty Connecticut Tax-Exempt Fund                                   Columbia Connecticut Tax-Exempt Fund
       Liberty Massachusetts Tax-Exempt Fund                                 Columbia Massachusetts Tax-Exempt Fund
       Liberty New York Tax-Exempt Fund                                      Columbia New York Tax-Exempt Fund
       Liberty Large Company Index Fund                                      Columbia Large Company Index Fund
       Liberty U.S. Treasury Index Fund                                      Columbia U.S. Treasury Index Fund
       Liberty Small Company Index Fund                                      Columbia Small Company Index Fund
       Liberty Newport Asia Pacific Fund                                     Columbia Newport Asia Pacific Fund
       Liberty Newport Tiger Fund                                            Columbia Newport Tiger Fund
       Liberty Newport Europe Fund                                           Columbia Europe Fund
       Liberty Income Fund                                                   Columbia Income Fund
       Liberty Intermediate Bond Fund                                        Columbia Intermediate Bond Fund
       Liberty Managed Municipals Fund                                       Columbia Managed Municipals Fund
       Liberty High Yield Municipal Fund                                     Columbia High-Yield Municipal Fund
       Liberty Large Cap Core Fund                                           Columbia Large-Cap Core Fund
       Liberty International Equity Fund                                     Columbia International Equity Fund
       Liberty Global Thematic Equity Fund                                   Columbia Global Thematic Equity Fund
       Liberty European Thematic Equity Fund                                 Columbia European Thematic Equity Fund
       Liberty Floating Rate Advantage Fund                                  Columbia Floating Rate Advantage Fund
       Liberty Floating Rate Fund                                            Columbia Floating Rate Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.



                                                              September 17, 2003

                             LIBERTY SMALL CAP FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Small-Cap Fund."

2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


702-36/416P-0903                                              September 17, 2003

                          LIBERTY ASSET ALLOCATION FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Asset Allocation Fund."

2.   Also on October 13, 2003:

o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective October 13, 2003, the Fund will use the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index as performance benchmarks. The Lehman Aggregate Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Mortgage Backed Securities Index and the Lehman Brothers Asset Backed Securities Index. The advisor believes that using these two indices offers shareholders a more useful comparison for the Fund's relative performance.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                 1 Year           5 Years               10 Years
     Lehman Aggregate Index (%)   10.25             7.55                   7.51


704-36/415P-0903                                              September 17, 2003

                           LIBERTY EQUITY GROWTH FUND

       Supplement to Prospectuses and Statement of Additional Information

1.   On October 13, 2003:

o    The Fund will change its name to "Columbia Large-Cap Growth Fund"

o The first sentence of the first paragraph under the heading "Principal Investment Strategies" will be replaced with the following sentence:

               Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large capitalization equity securities, primarily common stocks and securities that can be converted into common stocks.


2.   Also on October 13, 2003:

o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, the Fund will use the Russell 1000 Growth Index as its performance benchmark. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The advisor believes that the Russell 1000 Growth Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's 500 Index.


4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                   1 Year         5 Years            10 Years
     Russell 1000 Growth Index (%)  -27.88         -3.84                6.70


703-36/424P-0903                                              September 17, 2003

                            LIBERTY EQUITY VALUE FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Disciplined Value Fund."


2.   Also on October 13, 2003:

o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, the Fund will use the Russell 1000 Value Index as its performance benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The advisor believes that the Russell 1000 Value Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's 500 Index.


4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                   1 Year         5 Years               10 Years
     Russell 1000 Value Index (%)  -15.52           1.16                   10.80


731-36/423P-0903                                              September 17, 2003

                            LIBERTY GROWTH STOCK FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Growth Stock Fund."

2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective October 13, 2003, the Fund will use the Russell 1000 Growth Index as its performance benchmark. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The advisor believes that the Russell 1000 Growth Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's 500 Index.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                   1 Year           5 Years           10 Years
     Russell 1000 Growth Index (%) -27.88            -3.84              6.70


755-36/421P-0903                                              September 17, 2003

                        LIBERTY SMALL COMPANY EQUITY FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Small Company Equity Fund."

2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective October 13, 2003, the Fund will use the Russell 2000 Growth Index as its performance benchmark. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The advisor believes that the Russell 2000 Growth Index offers shareholders a more useful comparison for the Fund's relative performance than the Russell 2000 Index.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                   1 Year       5 Years          10 Years
     Russell 2000 Growth Index (%)  -30.26       -6.59            2.62


725-36/414P-0903                                              September 17, 2003

                           LIBERTY YOUNG INVESTOR FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Young Investor Fund."

2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective October 13, 2003, the Fund will use the Russell 3000 Index as its performance benchmark. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The advisor believes that the Russell 3000 Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's 500 Index.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                1 Year             5 Years       Life of Fund(1)
     Russell 3000 Index (%)     -21.54              -0.71             9.42

     (1) Performance information is from April 30, 1994.


756-36/417P-0903                                              September 17, 2003